ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - Office $ in Thousands	Aug. 06, 2019 USD ($) ft²
Leases
Leased area | ft²	6,579
Lease term not yet commenced	5 years
Monthly lease rent	$ 38
Total lease obligation	$ 2,400